CGM
FIXED INCOME
FUND

37th Quarterly Report
June 30, 2001

A No-Load Fund



[Logo]  INVESTMENT ADVISER
        CAPITAL GROWTH MANAGEMENT
        Limited Partnership

INVESTMENT ADVISER

        CAPITAL GROWTH MANAGEMENT
        LIMITED PARTNERSHIP
        Boston, Massachusetts 02110

-----------------------------------
TELEPHONE NUMBERS

For information about:
[] Account Procedures and Status

[] Redemptions

[] Exchanges

   Call 800-343-5678

[] New Account Procedures

[] Prospectuses

[] Performance

   Call 800-345-4048

-----------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
-----------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FQR2  01                                                     Printed in U.S.A.

TO OUR SHAREHOLDERS
-------------------------------------------------------------------------------

CGM Fixed Income Fund increased 2.7% during the second quarter of 2001 compared to the Merrill Lynch Master Bond Index, which rose 0.4% over the same period. For the first six months of the year, CGM Fixed Income Fund returned 1.9% and the Merrill Lynch Master Bond Index, 3.4%.

One year ago, the U.S. economy led global economies into a slowdown. With the help of the Federal Reserve Board, investors are expecting the U.S. economy also to lead the way to recovery.

The slowdown is most pronounced in capital spending with corporate profits taking the brunt of the weakness. Capital spending on technology in particular has dropped sharply, eroding the profits of telecommunications and technology companies even further. The once-hot tech and telecom sectors are now in recession with no recovery in sight. How much of this damage will spill into other industries remains to be seen. U.S. companies deriving large revenues from abroad are experiencing the same slowing conditions overseas. Despite the reduction in short-term rates, the dollar remains exceptionally strong and is contributing to currency losses, exacerbating an already difficult situation for multinational corporations.

Sounding a more positive note, thus far, consumer spending for housing and autos has held up surprisingly well. The Fed has aggressively reduced short-term interest rates six times in six months in an effort to prod the recovery. And, in a rare occurrence, Congress is not only reducing taxes but also is doing so on a timely basis with refunds to consumers due shortly. Add to the list energy prices which have finally subsided and we believe the outlook for a business recovery in 2002 is encouraging.

The security markets diverged in the first six months of the year: The Dow Jones Industrial Average is down about 2%; the S&P 500 is down about 7%; and the NASDAQ is off about 12%. Yet, despite index declines and lower interest rates, the markets remain expensive from a historical perspective. Still, there are good values emerging in secondary-type securities, and with some hope of economic recovery by year-end, the general market could begin to reflect these prospects.

An unsettled bond market moved within a narrow range, wary of Fed action as well as the timing and potential strength of an economic recovery. CGM Fixed Income Fund outperformed its peers, bolstered by returns from REITs, homebuilders and a semi- conductor convertible bond. Credit quality spreads narrowed sharply during the period, which benefited the predominant investment-grade corporate bond holdings of the Fund.

CGM Fixed Income Fund holds large positions in the real estate (REITs), media and cable, and energy industries. The Fund's three largest holdings are Innova Sa De Real, Vornado Realty Trust and Felcor Lodging Trust, Inc.

                                         /s/ Robert L. Kemp

                                             Robert L. Kemp
                                             President

July 5, 2001

                             CGM FIXED INCOME FUND
-------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2001

                                          CGM FIXED       THE FUND'S AVERAGE
                                         INCOME FUND      ANNUAL TOTAL RETURN
                                       ---------------  -----------------------
5 Years .............................      +24.0%                +4.4%
1 Year ..............................      + 2.2                 +2.2
3 Months ............................      + 2.7                  --

The Fund's average annual total return from inception (March 17, 1992) through June 30, 2001 is +8.0%. The adviser has agreed to limit the Fund's total operating expenses to 0.85% of its average net assets annually through December 31, 2001. Otherwise the total return since inception, and for the five-year, one- year and three-month periods ended June 30, 2001, would have been lower.

The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                             CGM FIXED INCOME FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
JANICE H. SAUL, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                             CGM FIXED INCOME FUND
-------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2001
(unaudited)

BONDS -- 63.8% OF TOTAL NET ASSETS
                                                       FACE
                                                      AMOUNT           VALUE(a)
                                                      ------           --------
BANKS -- MONEY CENTER -- 4.2%
Citigroup, Inc., 7.25%, 10/01/10 .................   $1,000,000     $ 1,038,050
                                                                    -----------
BROKERS AND INVESTMENT SERVICES -- 2.9%
Merrill Lynch and Company, Inc., 6.00%, 2/17/09 ..      750,000         723,375
                                                                    -----------
ENERGY -- 9.6%
Mitchell Energy & Development Corp., 9.25%, 1/15/02   1,055,000       1,076,575
Ocean Energy, Inc., 8.25%, 7/01/18 ...............    1,250,000       1,301,187
                                                                    -----------
                                                                      2,377,762
                                                                    -----------
FEDERAL AGENCY ISSUES -- 4.2%
Federal Home Loan Mortgage Corp., 6.875%, 9/15/10     1,000,000       1,049,530
                                                                    -----------
HOUSING AND BUILDING MATERIALS -- 9.6%
D.R. Horton, Inc., 9.75%, 9/15/10 ................    1,000,000       1,030,000
Lennar Corporation, 0.00%, 7/29/18 (Convertible) .    2,250,000       1,338,300
                                                                    -----------
                                                                      2,368,300
                                                                    -----------
LEISURE -- 8.4%
MGM Mirage, Inc., 8.50%, 9/15/10 .................    1,000,000       1,041,880
Park Place Entertainment, 8.50%, 11/15/06 ........    1,000,000       1,043,780
                                                                    -----------
                                                                      2,085,660
                                                                    -----------
MEDIA -- 14.1%
Innova Sa De Real, 12.875%, 4/01/07 ..............    2,750,000       2,447,500
Turner Broadcasting System, Inc., 7.40%, 2/01/04 .    1,000,000       1,040,690
                                                                    -----------
                                                                      3,488,190
                                                                    -----------
PAPER PRODUCTS/CONSUMER -- 2.0%
Georgia-Pacific Corporation, 7.50%, 5/15/06 ......      500,000         501,400
                                                                    -----------
SEMICONDUCTOR -- 4.6%
Cypress Semiconductor Corporation, 4.00%, 2/01/05
(Convertible) ....................................    1,250,000       1,136,875
                                                                    -----------
UTILITIES -- 4.2%
Great Lakes Power, Inc., 9.00%, 8/01/04 ..........    1,000,000       1,045,470
                                                                    -----------
TOTAL BONDS (Identified Cost $15,480,145) ........                   15,814,612
                                                                    -----------

PREFERRED STOCKS -- 33.5%

                                                        SHARES        VALUE(a)

Archstone Communities Trust, $2.2089 (Convertible)       41,000     $ 1,420,650
DLJ Capital Trust, $2.105 ........................       40,000       1,004,800
Duquesne Capital LP, $2.094 ......................       10,000         249,000
Felcor Lodging Trust, Inc., $1.95 (Convertible) ..       65,000       1,420,900
Host Marriott Financial Trust, $3.375 ............       22,400         960,400
Nova Chemicals Corp., $2.26 ......................       20,000         495,000
Placer Dome, Inc., $2.156 ........................       25,000         595,000
Vornado Realty Trust, $3.25 (Convertible) ........       39,000       2,148,900
                                                                    -----------
TOTAL PREFERRED STOCKS (Identified Cost $8,823,993)                   8,294,650
                                                                    -----------
SHORT-TERM INVESTMENT -- 0.4%
                                                        FACE
                                                       AMOUNT
                                                       ------
American Express Credit Corporation, 4.09%,
  7/02/01 (Cost $100,000) ........................   $  100,000         100,000
                                                                    -----------
TOTAL INVESTMENTS -- 97.7% (Identified Cost $24,404,138) (b) ..      24,209,262
            Cash and Receivables ..............................         619,163
            Liabilities .......................................         (57,221)
                                                                    -----------
TOTAL NET ASSETS -- 100.0% ....................................     $24,771,204
                                                                    ===========
(a) See Note 1A.
(b) Federal Tax Information: At June 30, 2001 the net unrealized depreciation of investments based on cost of $24,404,138 for Federal Income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments
      in which there is an excess of value over tax cost ......     $   475,353
    Aggregate gross unrealized depreciation for all investments
      in which there is an excess of tax cost over value ......        (670,229)
                                                                    -----------
Net unrealized depreciation ...................................     $  (194,876)
                                                                    ===========

                See accompanying notes to financial statements.

                             CGM FIXED INCOME FUND
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001
(unaudited)

ASSETS
 Investments at value (Identified cost -- $24,404,138) .........    $24,209,262
                                                                    -----------
 Cash ..........................................................            957
 Receivable for:
  Shares of the Fund sold ............................. $ 30,100
  Dividends and interest ..............................  588,106        618,206
                                                        --------    -----------
                                                                     24,828,425
                                                                    -----------
LIABILITIES
 Payable for:
  Shares of the Fund redeemed ..................................         20,394
 Accrued expenses:
  Management fees .....................................    2,659
  Trustees' fees ......................................    4,516
  Accounting and Administration .......................      625
  Transfer Agent fees .................................    5,510
  Other expenses ......................................   23,517         36,827
                                                        --------    -----------
                                                                         57,221
                                                                    -----------
NET ASSETS .....................................................    $24,771,204
                                                                    ===========
 Net Assets consist of:
  Capital paid-in ..............................................    $30,517,875
  Undistributed net investment income ..........................        119,640
  Accumulated net realized loss ................................     (5,671,435)
  Unrealized depreciation on
   investments -- net ..........................................       (194,876)
                                                                    -----------
NET ASSETS .....................................................    $24,771,204
                                                                    ===========

 Shares of beneficial interest outstanding, no par value  ......      2,618,660
                                                                    ===========
 Net asset value per share* ....................................          $9.46
                                                                    ===========

*Shares of the Fund are sold and redeemed at net asset value ($24,771,204 /
 2,618,660).

                See accompanying notes to financial statements.

                             CGM FIXED INCOME FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2001
(unaudited)

INVESTMENT INCOME
  Income
    Dividends ..................................................   $    246,855
    Interest ...................................................        751,314
                                                                   ------------
                                                                        998,169
                                                                   ------------
  Expenses
    Management fees ............................................         81,604
    Trustees' fees .............................................          9,565
    Accounting and Administration ..............................          3,750
    Custodian ..................................................         24,500
    Transfer agent .............................................         23,700
    Audit and tax services .....................................         14,250
    Legal ......................................................          2,980
    Printing ...................................................          7,890
    Registration ...............................................          7,665
    Miscellaneous ..............................................            255
                                                                   ------------
                                                                        176,159
Less expenses assumed by the
  investment adviser ...........................................        (69,448)
                                                                   ------------
Net expenses ...................................................        106,711
                                                                   ------------
Net investment income ..........................................        891,458
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Realized loss on investments -- net ..........................     (1,977,478)
  Unrealized appreciation -- net ...............................      1,559,881
                                                                   ------------
  Net loss on investments ......................................       (417,597)
                                                                   ------------

NET CHANGE IN ASSETS FROM OPERATIONS ...........................   $    473,861
                                                                   ============

                See accompanying notes to financial statements.

                             CGM FIXED INCOME FUND
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                   SIX MONTHS
                                                     ENDED
                                                    JUNE 30,       YEAR ENDED
                                                      2001         DECEMBER 31,
                                                  (UNAUDITED)          2000
                                                   ----------      ----------
FROM OPERATIONS
  Net investment income ........................  $   891,458      $ 2,328,898
  Net realized loss from investments ...........   (1,977,478)        (902,391)
  Unrealized appreciation ......................    1,559,881          667,875
                                                  -----------      -----------
    Change in net assets from operations .......      473,861        2,094,382
                                                  -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ........................     (771,818)      (2,328,898)
  In excess of net investment income ...........            0          (82,922)
                                                  -----------      -----------
                                                     (771,818)      (2,411,820)
                                                  -----------      -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .................    1,276,764        3,446,802
  Net asset value of shares issued in connection
    with reinvestment of:
    Dividends from net investment income .......      564,192        1,689,315
    Distributions in excess of net investment
      income ...................................            0           60,149
                                                  -----------      -----------
                                                    1,840,956        5,196,266
  Cost of shares redeemed ......................   (2,622,409)      (7,247,085)
                                                  -----------      -----------
    Change in net assets derived from capital
      share transactions .......................     (781,453)      (2,050,819)
                                                  -----------      -----------
  Total change in net assets ...................   (1,079,410)      (2,368,257)

NET ASSETS
  Beginning of period ..........................   25,850,614       28,218,871
                                                  -----------      -----------
  End of period (including undistributed net
    investment income of $119,640 and $0,
    respectively) ..............................  $24,771,204      $25,850,614
                                                  ===========      ===========
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...................      135,047          349,225
  Issued in connection with reinvestment of:
    Dividends from net investment income .......       60,244          173,341
    Distributions in excess of net investment
      income ...................................            0            6,172
                                                  -----------      -----------
                                                      195,291          528,738
    Redeemed ...................................     (278,340)        (737,711)
                                                  -----------      -----------
    Net change .................................      (83,049)        (208,973)
                                                  ===========      ===========

                See accompanying notes to financial statements.

                                                  CGM FIXED INCOME FUND
-----------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                      SIX MONTHS
                                         ENDED                              YEAR ENDED DECEMBER 31,
                                     JUNE 30, 2001    ------------------------------------------------------------------
                                      (UNAUDITED)         2000          1999          1998          1997          1996
                                     -------------      --------      --------      --------      --------      --------
For a share of the Fund outstanding
  throughout each period:

Net asset value at the
  beginning of period .........          $ 9.57          $ 9.69        $10.28        $11.24        $11.60        $11.41
                                         ------          ------        ------        ------        ------        ------
Net investment income (a) .....            0.33            0.86          0.89          0.83          0.78          0.77
Dividends from net investment
  income ......................           (0.29)          (0.86)        (0.90)        (0.83)        (0.78)        (0.77)
Distributions in excess of net
  investment income ...........         --                (0.03)           --            --            --            --
Net realized and unrealized
  gain (loss) on investments ..           (0.15)          (0.09)        (0.58)        (0.96)        (0.36)         0.95
Distribution from net realized
  gain ........................         --                   --            --            --            --         (0.76)
                                         ------          ------        ------        ------        ------        ------
Net increase (decrease) in net
  asset value .................           (0.11)          (0.12)        (0.59)        (0.96)        (0.36)         0.19
                                         ------          ------        ------        ------        ------        ------
Net asset value at the end of
  period ......................          $ 9.46          $ 9.57        $ 9.69        $10.28        $11.24        $11.60
                                         ======          ======        ======        ======        ======        ======
Total Return (%) (b) ..........             1.9             8.1           3.0          (1.2)          3.7          15.4

Ratios:
Operating expenses to average
  net assets (%) ..............             0.85*          0.85          0.85          0.85          0.85          0.85
Operating expenses to average
  net assets before expense
  limitation (%) ..............             1.40*          1.35          1.41          1.26          1.26          1.26
Net investment income to
  average net assets (%) ......             7.10*          8.64          8.60          7.56          6.81          6.53
Portfolio turnover (%) ........               68*            42            47            52           147           149

Net assets at end of period (in
  thousands) ($) ..............          24,771          25,851        28,219        34,314        43,932        40,646

(a) Net of reimbursement which
    amounted to ($) ...........            0.03            0.05          0.06          0.05          0.05          0.05
(b) The total return would have been lower had certain expenses not been reimbursed during the period.
  * Computed on an annualized basis.

                                     See accompanying notes to financial statements.

                             CGM FIXED INCOME FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2001
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are six CGM funds (CGM Funds). The Fund commenced operations on March 17, 1992. The investment objective of the Fund is to maximize total return by investing in debt securities and preferred stock that provide current income, capital appreciation or a combination of both income and appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Corporate debt securities are generally valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Interest income is accrued daily and includes accretion of discount and amortization of premium. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2000 there were capital loss carryovers available to offset future realized gains of $1,677,676 expiring in the year 2005, $1,113,890 expiring in the year 2007 and $902,391 expiring in the year 2008.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

2. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 2001, purchases and sales of securities other than United States government obligations and short-term investments aggregated $9,245,802 and $5,195,243, respectively. Sales of United States government obligations, excluding short term securities, aggregated $3,054,961. There were no purchases of long term United States government obligations.

3. A. MANAGEMENT FEES -- During the period ended June 30, 2001, the Fund incurred management fees of $81,604 paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors, which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.65% on the first $200 million of the Fund's average daily net assets, 0.55% of the next $300 million and 0.40% of such assets in excess of $500 million. For the period ended June 30, 2001, CGM waived a portion of its fee. See Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the period ended June 30, 2001 these expenses amounted to $3,750 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, other than registered investment companies. Each other trustee is compensated by the six CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund is responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the six month period ended June 30, 2001 was $137 per trustee for the Fund.

4. EXPENSE LIMITATION -- Until December 31, 2001, and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to reduce its management fee and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 0.85% of average daily net assets. As a result of the Fund's expenses exceeding the voluntary expense limitation, for the period ended June 30, 2001, CGM waived $69,448 of its management fee. The Fund incurred operating expenses of $106,711, representing 0.85% of the average daily net assets.

CGM
MUTUAL FUND

285th Quarterly Report
June 30, 2001

A No-Load Fund

[logo]    Investment Adviser
          CAPITAL GROWTH MANAGEMENT
          Limited Partnership

INVESTMENT ADVISER

          CAPITAL GROWTH MANAGEMENT
          LIMITED PARTNERSHIP
          Boston, Massachusetts 02110

-------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[]  Account Procedures and Status

[]  Redemptions

[]  Exchanges

    Call 800-343-5678

[]  New Account Procedures

[]  Prospectuses

[]  Performance

    Call 800-345-4048

------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MQR2 01                                                      Printed in U.S.A.

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------
CGM Mutual Fund declined -1.3% during the second quarter of 2001 compared to the Standard and Poor's 500 Index, which increased +5.9%, and the Merrill Lynch Master Bond Index, which rose +0.4% over the same period. For the first six months of the year, CGM Mutual Fund returned -10.1%; the S&P 500, -6.7%; and the Merrill Lynch Master Bond Index, +3.4%.

One year ago, the U.S. economy led global economies into a slowdown. With the help of the Federal Reserve Board, investors are expecting the U.S. economy also to lead the way to recovery.

The slowdown is most pronounced in capital spending with corporate profits taking the brunt of the weakness. Capital spending on technology in particular has dropped sharply, eroding the profits of telecommunications and technology companies even further. The once-hot tech and telecom sectors are now in recession with no recovery in sight. How much of this damage will spill into other industries remains to be seen. U.S. companies deriving large revenues from abroad are experiencing the same slowing conditions overseas. Despite the reduction in short-term rates, the dollar remains exceptionally strong and is contributing to currency losses, exacerbating an already difficult situation for multinational corporations.

Sounding a more positive note, thus far, consumer spending for housing and autos has held up surprisingly well. The Fed has aggressively reduced short-term interest rates six times in six months in an effort to prod the recovery. And, in a rare occurrence, Congress is not only reducing taxes but also is doing so on a timely basis with refunds to consumers due shortly. Add to the list energy prices which have finally subsided and we believe the outlook for a business recovery in 2002 is encouraging. The security markets diverged in the first six months of the year: The Dow Jones Industrial Average is down about 2%; the S&P 500 is down about 7%; and the NASDAQ is off about 12%. Yet, despite index declines and lower interest rates, the markets remain expensive from a historical perspective. Still, there are good values emerging in secondary-type securities, and with some hope of economic recovery by year-end, the general market could begin to reflect these prospects.

CGM Mutual Fund is 25% invested in U.S. treasury bills and corporate bonds. The equity portion of the Fund's portfolio holds important positions in the housing and building materials, beverages and tobacco, and savings and loan/thrifts industries. The Fund's three largest holdings are Philip Morris Companies, Inc., the Lennar Corporation and Golden West Financial Corporation.

                                          /s/ Robert L. Kemp

                                              Robert L. Kemp
                                              President

July 5, 2001

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2001

                                       CGM         THE FUND'S AVERAGE
                                   MUTUAL FUND     ANNUAL TOTAL RETURN
                                  -------------  -----------------------
10 Years .......................     +143.2%             + 9.3%
 5 Years .......................     + 31.1              + 5.6
 1 Year ........................     - 14.8              -14.8
 3 Months ......................       -1.3                --

The percentage figures for the Fund are based upon the beginning net asset values of $25.01, $30.96, $25.25 and $21.30, respectively, and the June 30, 2001 net asset value of $20.95 per share assuming the reinvestment of income dividends, capital gains and paid-in capital distributions during such respective periods.

The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                25 YEAR INVESTMENT RECORD
                                        DECEMBER 31, 1975 -- JUNE 30, 2001 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
                                  IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1975
-----------------------------------------------------------------------------------------------------------------------------------
                 -- AND HAD TAKEN ALL DIVIDENDS                                OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                    AND DISTRIBUTIONS IN CASH                                    GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
             ----------------------------------------------------    --------------------------------------------------------------
                                         During the Year
                                     You Would Have Received                                             Which Would Represent
                                -------------------------------                                ------------------------------------
                                                                       The Value of                                A Cumulative
                 The Net                                               Your Original                                  Change
               Asset Value        Per Share           Per Share         Investment                   An              Expressed
    On           of Your        Capital Gains          Income             At Each                  Annual        As An Index With
 December      Share Would      Distributions         Dividends          Year End               Total Return       December 31,
    31          Have Been            of                  of           Would Have Been                of            1975 = 100.0
-----------------------------------------------------------------------------------------------------------------------------------
   1975          $12.44                                                                                                100.0
   1976           13.96              --                $ 0.43             $14.42                   +  15.9%            115.9
   1977           12.88              --                  0.52              13.83                   -   4.1             111.1
   1978           12.83              --                  0.65              14.51                   +   4.9             116.5
   1979           13.81              --                  0.72              16.50                   +  13.7             132.5
   1980           14.85              --                  0.88              18.94                   +  14.8             152.1
   1981           13.90              --                  0.97              18.96                   +   0.1             152.3
   1982           18.16              --                  1.09              26.73                   +  41.0             214.7
   1983           18.81              --                  1.09              29.38                   +   9.9             236.0
   1984           17.01            $ 1.86                0.95              31.23                   +   6.3             250.9
   1985           21.53              --                  1.08              42.00                   +  34.5             337.5
   1986           22.86              2.75                0.94              52.54                   +  25.1             422.2
   1987           20.40              4.52                1.06              59.74                   +  13.7             480.0
   1988           19.94              --                  1.10              61.65                   +   3.2             495.4
   1989           22.34              0.95                0.93              75.03                   +  21.7             602.9
   1990           21.64              --                  0.93*             75.86                   +   1.1             609.5
   1991           26.80              2.64                0.97             106.89                   +  40.9             858.8
   1992           26.02              1.42                0.93             113.41                   +   6.1             911.2
   1993           28.88              1.93                0.86             138.13                   +  21.8            1109.8
   1994           25.05              --                  1.04             124.73                   -   9.7            1002.1
   1995           29.43              0.89                0.77             155.04                   +  24.3            1245.6
   1996           31.42              4.15                0.74             191.78                   +  23.7            1540.8
   1997           25.52              7.81                0.67             207.51                   +   8.2            1667.1
   1998           26.36              0.25                0.98             224.53                   +   8.2            1803.8
   1999           27.28              3.54                0.84             270.56                   +  20.5            2173.6
   2000           23.38              --                  0.73             239.18                   -  11.6            1921.5
2001(6/30)        20.95              --                  0.08             215.02                   -  10.1            1727.4
                                   ------              ------                                      -------
    Totals                         $32.71              $21.95                                      +1627.4
-----------------------------------------------------------------------------------------------------------------------------------
*Includes $0.05 per share distributed from paid-in capital.

Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.
-----------------------------------------------------------------------------------------------------------------------------------
The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2001
(unaudited)

COMMON STOCKS -- 73.7% OF TOTAL NET ASSETS
                                                       SHARES     VALUE(a)
                                                       ------     --------
BANKS -- MONEY CENTER -- 1.5%
Citigroup Inc. .................................       155,000   $ 8,190,200
                                                                ------------
BEVERAGES AND TOBACCO -- 11.5%
Loews Corporation ..............................       160,000    10,308,800
Philip Morris Companies, Inc. ..................     1,035,000    52,526,250
                                                                ------------
                                                                  62,835,050
                                                                ------------
COMPUTER SOFTWARE AND SERVICES -- 2.5%
Electronic Data Systems Corporation ............       220,000    13,750,000
                                                                ------------
FINANCIAL SERVICES -- 10.4%
AmeriCredit Corporation (b) ....................       540,000    28,053,000
Providian Financial Corporation ................       490,000    29,008,000
                                                                ------------
                                                                  57,061,000
                                                                ------------
HOTELS AND RESTAURANTS -- 2.6%
Darden Restaurants, Inc. .......................       515,000    14,368,500
                                                                ------------
HOUSING AND BUILDING MATERIALS -- 15.9%
Lennar Corporation .............................       872,000    36,362,400
M.D.C. Holdings, Inc. ..........................       300,000    10,620,000
NVR, Inc. (b) ..................................       190,000    28,120,000
Pulte Homes, Inc. ..............................       275,000    11,723,250
                                                                ------------
                                                                  86,825,650
                                                                ------------
INSURANCE -- 5.8%
RenaissanceRe Holdings Ltd. (c) ................       430,000    31,863,000
                                                                ------------
METALS AND MINING -- 5.2%
Inco Limited (b) ...............................     1,642,000    28,340,920
                                                                ------------
MISCELLANEOUS -- 4.9%
Tyco International Ltd. (c) ....................       490,000    26,705,000
                                                                ------------
RETAIL -- 2.1%
Lowe's Companies, Inc. .........................       160,000    11,608,000
                                                                ------------
SAVINGS AND LOAN/THRIFTS -- 11.3%
Golden West Financial Corporation ..............       515,000    33,083,600
Washington Mutual, Inc. ........................       767,500    28,819,625
                                                                ------------
                                                                  61,903,225
                                                                ------------
TOTAL COMMON STOCKS (Identified Cost $378,370,131)               403,450,545
                                                                ------------
BONDS AND BILLS -- 25.4%
                                                      FACE
                                                     AMOUNT        VALUE(a)
                                                     ------        --------
BANK AND INSURANCE -- 5.4%
Korea Development Bank, 6.625%, 11/21/03 .......   $28,850,000   $29,339,296
                                                                ------------
UNITED STATES TREASURY -- 20.0%
United States Treasury Bills, 3.383%, 8/16/01 ..    33,000,000    32,851,784
United States Treasury Bills, 3.458%, 9/20/01 ..    41,000,000    40,675,690
United States Treasury Bills, 3.470%, 9/27/01 ..    36,500,000    36,186,100
                                                                ------------
                                                                 109,713,574
                                                                ------------
TOTAL BONDS AND BILLS
 (Identified Cost $136,236,869) ................                 139,052,870
                                                                ------------
SHORT-TERM INVESTMENT -- 0.6%
American Express Credit Corporation, 4.09%,
  7/02/01 (Cost $3,450,000) ....................     3,450,000     3,450,000
                                                                ------------
TOTAL INVESTMENTS -- 99.7%
  (Identified Cost $518,057,000) (d) ...........                 545,953,415
     Cash and Receivables ....................................     7,658,602
     Liabilities .............................................    (5,767,162)
                                                                ------------
TOTAL NET ASSETS -- 100% .....................................  $547,844,855
                                                                ============

(a) See Note 1A.
(b) Non-income producing security.
(c) The Fund has greater than 10% of its assets at June 30, 2001 invested in Bermuda.
(d) Federal Tax Information: At June 30, 2001, the net unrealized appreciation on investments based on cost of $518,057,000 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value
      over tax cost ..........................................  $ 36,236,162
                                                                ------------
    Aggregate gross unrealized depreciation for all investments
      in which there is an excess of tax cost over value .....    (8,339,747)
                                                                ------------
Net unrealized appreciation ..................................  $ 27,896,415
                                                                ============

                See accompanying notes to financial statements.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001
(unaudited)

ASSETS
  Investments at value (Identified cost -- $518,057,000) ......    $545,953,415
  Cash ........................................................             164
  Receivable for:
    Securities sold ............................... $ 6,868,322
    Shares of the Fund sold .......................      11,289
    Dividends and interest ........................     778,827       7,658,438
                                                    -----------    ------------
                                                                    553,612,017
                                                                   ------------
LIABILITIES
  Payable for:
    Securities purchased ..........................   4,462,411
    Shares of the Fund redeemed ...................     776,017       5,238,428
                                                    -----------
  Accrued expenses:
    Management fees ...............................     399,427
    Trustees' fees ................................      13,760
    Accounting and Administration .................       6,667
    Transfer Agent fees ...........................      77,174
    Other expenses ................................      31,706         528,734
                                                    -----------    ------------
                                                                      5,767,162
                                                                   ------------
NET ASSETS ....................................................    $547,844,855
                                                                   ============
  Net Assets consist of:
    Capital paid-in ...........................................    $656,198,189
    Undistributed net investment income .......................       2,294,572
    Accumulated net realized loss .............................    (138,544,321)
    Unrealized appreciation on investments -- net .............      27,896,415
                                                                   ------------
NET ASSETS ....................................................    $547,844,855
                                                                   ============
  Shares of beneficial interest outstanding, no par value .....      26,153,766
                                                                   ============
  Net asset value per share* ..................................          $20.95
                                                                   ============
* Shares of the Fund are sold and redeemed at net asset value
  ($547,844,855 / 26,153,766).

                See accompanying notes to financial statements.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Six Months Ended June 30, 2001
(unaudited)

INVESTMENT INCOME
  Income
    Dividends ...........................................      $  2,053,626
    Interest ............................................         5,080,671
                                                               ------------
                                                                  7,134,297
                                                               ------------
  Expenses
    Management fees .....................................         2,545,897
    Trustees' fees ......................................            28,055
    Accounting and Administration .......................            40,000
    Custodian ...........................................            52,091
    Transfer agent ......................................           362,825
    Audit and tax services ..............................            15,400
    Legal ...............................................            50,443
    Printing ............................................            41,587
    Registration ........................................             9,821
    Miscellaneous .......................................             1,657
                                                               ------------
                                                                  3,147,776
                                                               ------------
  Net investment income .................................         3,986,521
                                                               ------------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS
    Realized loss on investments -- net                         (42,571,676)
    Unrealized depreciation -- net ......................       (26,395,719)
                                                               ------------
    Net loss on investments .............................       (68,967,395)
                                                               ------------
NET CHANGE IN ASSETS FROM OPERATIONS ....................      $(64,980,874)
                                                               ============

                See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-----------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                                SIX MONTHS
                                                                   ENDED           YEAR ENDED
                                                               JUNE 30, 2001      DECEMBER 31,
                                                                (UNAUDITED)           2000
                                                                ------------      -------------
OPERATIONS
  Net investment income ..................................      $  3,986,521      $  22,550,634
  Net realized loss from investments .....................       (42,571,676)       (94,631,486)
  Unrealized depreciation ................................       (26,395,719)       (27,226,539)
                                                                ------------      -------------
    Change in net assets from operations .................       (64,980,874)       (99,307,391)
                                                                ------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income .............................        (2,134,014)       (21,556,691)
                                                                ------------      -------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ...........................         4,496,749         13,163,933
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income .................         1,873,269         19,004,723
                                                                ------------      -------------
                                                                   6,370,018         32,168,656
  Cost of shares redeemed ................................       (45,878,038)      (165,764,990)
                                                                ------------      -------------
    Change in net assets derived from capital share
      transactions .......................................       (39,508,020)      (133,596,334)
                                                                ------------      -------------
  Total change in net assets .............................      (106,622,908)      (254,460,416)

NET ASSETS
  Beginning of period ....................................       654,467,763        908,928,179
                                                                ------------      -------------
  End of the period (including undistributed net
    investment income of $2,294,572 and $443,082,
    respectively) ........................................      $547,844,855      $ 654,467,763
                                                                ============      =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .............................           208,310            513,893
  Issued in connection with reinvestment of:
    Dividends from net investment income .................            85,384            795,827
                                                                ------------      -------------
                                                                     293,694          1,309,720
    Redeemed .............................................        (2,130,730)        (6,642,703)
                                                                ------------      -------------
    Net change ...........................................        (1,837,036)        (5,332,983)
                                                                ============      =============

                See accompanying notes to financial statements.

                                CGM MUTUAL FUND
---------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                 SIX MONTHS
                                                    ENDED                        YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2001  -----------------------------------------------------------------
                                                (UNAUDITED)(a)     2000        1999         1998          1997           1996
                                                --------------  ---------    ---------    ---------    -----------    -----------
For a share of the Fund outstanding throughout each period:
Net asset value at the beginning of period ....   $   23.38     $   27.28    $   26.36    $   25.52    $     31.42    $     29.43
                                                  ---------     ---------    ---------    ---------    -----------    -----------
Net investment income .........................        0.15          0.74         0.83         1.00           0.66           0.75
Dividends from net investment income ..........       (0.08)        (0.73)       (0.84)       (0.98)         (0.67)         (0.74)
Net realized and unrealized gain (loss)
  on investments ..............................       (2.50)        (3.91)        4.47         1.07           1.92           6.13
Distribution from net realized gain ...........        --            --          (3.51)       (0.25)         (7.81)         (4.15)
Distribution in excess of net realized
  gain on investments .........................        --            --          (0.03)        --             --             --
                                                  ---------     ---------    ---------    ---------    -----------    -----------
Net increase (decrease) in net asset value ....       (2.43)        (3.90)        0.92         0.84          (5.90)          1.99
                                                  ---------     ---------    ---------    ---------    -----------    -----------
Net asset value at end of period ..............   $   20.95     $   23.38    $   27.28    $   26.36    $     25.52    $     31.42
                                                  =========     =========    =========    =========    ===========    ===========

Total Return (%) ..............................       (10.1)        (11.6)        20.5          8.2            8.2           23.7

Ratios:
Operating expenses to average net assets (%) ..        1.10*         1.06         1.02         1.02           0.98           0.87
Net investment income to average net assets (%)        1.39*         2.99         2.86         3.56           1.91           2.33
Portfolio turnover(%) .........................         309*          230          200          280            386            192
Net assets at end of period (in thousands)($) .     547,845       654,468      908,928      940,930      1,192,154      1,216,523

(a) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended June 30, 2001 was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by $0.02, and increase the ratio of net investment income to average net assets from 1.22% to 1.39%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
  * Computed on an annualized basis.

               See accompanying notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2001
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other Funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are six CGM funds (CGM Funds). The Fund's objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund's portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on an accrual basis. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may be comprised of ordinary income, capital gains, and return of capital.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2000, there were capital loss carryovers available to offset future realized gains of $95,859,032 expiring in year 2008.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends deduction for income tax purposes.

E. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

F. CHANGE IN ACCOUNTING PRINCIPLE -- As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on debt securities. Prior to January 1, 2001, the Fund did not amortize discount on debt securities.

    The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $2,341,113 increase in cost of securities and a corresponding $2,341,113 decrease in net unrealized appreciation (depreciation), based on securities held by the Fund on January 1, 2001.

    The effect of this change for the period ended June 30, 2001 was to increase net investment income by $489,031: decrease net unrealized appreciation (depreciation) by $197,835, decrease net realized gains (losses) by $291,196. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

2. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 2001, purchases and sales of securities other than United States government obligations and short-term investments aggregated
$716,885,542 and $734,279,828, respectively. There were no purchases or sales of long-term United States government obligations.

3. A. MANAGEMENT FEES -- During the period ended June 30, 2001, the Fund incurred management fees of $2,545,897, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors, which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund's average daily net assets, 0.80% of the next $500 million and 0.75% of such assets in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. The Accounting and Administration expense of $40,000, for the period ended June 30, 2001, is shown separately in the financial statements.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the six CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund is responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the six month period ended June 30, 2001 was $3,836 per trustee for the Fund.

CGM
AMERICAN
TAX FREE FUND

31st Quarterly Report
June 30, 2001

A No-Load Fund

[logo]  Investment Adviser
        CAPITAL GROWTH MANAGEMENT
        Limited Partnership

INVESTMENT ADVISER

        CAPITAL GROWTH MANAGEMENT
        LIMITED PARTNERSHIP
        Boston, Massachusetts 02110

-----------------------------------
TELEPHONE NUMBERS

For information about:
[] Account Procedures and Status

[] Redemptions

[] Exchanges

   Call 800-343-5678

[] New Account Procedures

[] Prospectuses

[] Performance

   Call 800-345-4048

-----------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
-----------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

AQR2  01                                                     Printed in U.S.A.

TO OUR SHAREHOLDERS
-------------------------------------------------------------------------------

CGM American Tax Free Fund rose 0.9% during the second quarter of 2001 compared to the Lehman Municipal Bond Index, which increased 0.7% over the same period. For the first six months of the year, CGM American Tax Free Fund returned 3.1% and the Lehman Municipal Bond Index, 2.9%.

One year ago, the U.S. economy led global economies into a slowdown. With the help of the Federal Reserve Board, investors are expecting the U.S. economy also to lead the way to recovery.

The slowdown is most pronounced in capital spending with corporate profits taking the brunt of the weakness. Capital spending on technology in particular has dropped sharply, eroding the profits of telecommunications and technology companies even further. The once-hot tech and telecom sectors are now in recession with no recovery in sight. How much of this damage will spill into other industries remains to be seen. U.S. companies deriving large revenues from abroad are experiencing the same slowing conditions overseas. Despite the reduction in short-term rates, the dollar remains exceptionally strong and is contributing to currency losses, exacerbating an already difficult situation for multinational corporations.

Sounding a more positive note, thus far, consumer spending for housing and autos has held up surprisingly well. The Fed has aggressively reduced short-term interest rates six times in six months in an effort to prod the recovery. And, in a rare occurrence, Congress is not only reducing taxes but also is doing so on a timely basis with refunds to consumers due shortly. Add to the list energy prices which have finally subsided and we believe the outlook for a business recovery in 2002 is encouraging.

An unsettled bond market moved within a narrow range, wary of Fed action as well as the timing and potential strength of an economic recovery. The performance of CGM American Tax Free Fund was largely driven by the portfolio's shorter to neutral interest rate bias.

CGM American Tax Free Fund holds large positions in industrial development/pollution control, transportation and housing bonds. The Fund's three largest holdings are Hopewell, Virginia Industrial Development Authority (Stone Container), Howard County, Maryland Multi-family Housing, Chase Glen Apartments (AvalonBay Properties) and E-470 Colorado Public Highway Authority.

                                         /s/ Robert L. Kemp

                                             Robert L. Kemp
                                             President

July 5, 2001

                          CGM AMERICAN TAX FREE FUND
-------------------------------------------------------------------------------


INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2001

                                    CGM AMERICAN         THE FUND'S AVERAGE
                                   TAX FREE FUND        ANNUAL TOTAL RETURN
                                  ----------------    -----------------------

5 Years ........................      +32.8%                  +5.8%
1 Year .........................      + 9.9                   +9.9
3 Months .......................      + 0.9                     --

The Fund's average annual total return since inception (November 10, 1993) through June 30, 2001 is +5.0%. The adviser has agreed to absorb the Fund's total operating expenses through December 31, 2001. Otherwise, the Fund's total return since inception, and for the five-year, one-year, and three-month periods ended June 30, 2001 would have been lower.

The performance data contained in this report represent past performance. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                          CGM AMERICAN TAX FREE FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
JANICE H. SAUL, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                       CGM AMERICAN TAX FREE FUND
-------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2001
(unaudited)
MUNICIPAL BONDS -- 96.4% OF TOTAL NET ASSETS
                                                                               FACE
                                                                              AMOUNT          VALUE(a)
CALIFORNIA -- 5.9%
California State General Obligation Bonds, 4.50%, 12/01/21 .............    $  500,000      $   450,460
Los Angeles Regional Airport (United Airlines), 6.875%, 11/15/12 .......       500,000          517,405
                                                                                            -----------
                                                                                                967,865
                                                                                            -----------
COLORADO -- 7.5%
Denver City & County Airport, 5.25%, 11/15/23 ..........................       500,000          502,655
E-470 Public Highway Authority, 5.00%, 9/01/26 .........................       750,000          723,930
                                                                                            -----------
                                                                                              1,226,585
                                                                                            -----------
FLORIDA -- 1.6%
Polk County Industrial Development Authority Revenue Bonds
(IMC Fertilizer),
  7.525%, 1/01/15 ......................................................       250,000          257,373
                                                                                            -----------
HAWAII -- 3.8%
Hawaii State Housing and Community Development, 6.00%, 7/01/15 .........       500,000          528,795
Honolulu City and County Mortgage Revenue (FHA Insured), 7.80%, 7/01/24         90,000           91,733
                                                                                            -----------
                                                                                                620,528
                                                                                            -----------
ILLINOIS -- 3.3%
Illinois Student Assistance Loan, 5.75%, 3/01/07 .......................       500,000          531,895
                                                                                            -----------
KENTUCKY -- 2.5%
Kenton County Airport Revenue Bonds (Delta Airlines), 6.75%, 2/01/02 ...       400,000          405,644
                                                                                            -----------
MARYLAND -- 4.8%
Howard County Multi-family Housing, Chase Glen Apartments
  (AvalonBay Properties), 7.00%, 7/01/24 ...............................       750,000          790,523
                                                                                            -----------
MASSACHUSETTS -- 2.3%
Massachusetts Municipal Wholesale Electric Power Supply
System, 8.75%, 7/01/18 .................................................       330,000          374,840
                                                                                            -----------
MICHIGAN -- 2.9%
Michigan State Hospital Finance Authority, 5.50%, 11/15/08 .............       460,000          470,861
                                                                                            -----------
MISSOURI -- 3.2%
Missouri State Environmental Improvement and Energy, 5.00%, 7/01/13 ....       500,000          513,745
                                                                                            -----------
NEW JERSEY -- 8.8%
New Jersey Economic Development Authority (Continental Airlines),
  6.625%, 9/15/12 ......................................................       325,000          340,808
New Jersey Economic Development Authority (NJ Performing Arts Center),
  6.00%, 6/15/10 .......................................................       500,000          563,340
New Jersey State Housing Series B, 6.05%, 11/01/17 .....................       500,000          528,920
                                                                                            -----------
                                                                                              1,433,068
                                                                                            -----------
NEW YORK -- 19.2%
New York City General Obligation Bonds Series B, 8.25%, 6/01/05 ........       100,000          116,123
New York City General Obligation Bonds Series J, 5.50%, 2/15/26 ........       500,000          504,655
New York City Tobacco Amortization, 5.75%, 7/15/15 .....................       500,000          525,855
New York State Dormitory Authority Revenue Bonds (City
  University Facilities), 5.75%, 7/01/13 ...............................       250,000          275,055
New York State Dormitory Authority Revenue Bonds (State
  University Facilities), 5.875%, 5/15/11 ..............................       250,000          277,118
New York State Throughway Authority Service, 5.75%, 4/01/15 ............       500,000          535,500
Port Authority New York and New Jersey Special Obligation
  (Continental/Eastern), 9.125%, 12/01/15 ..............................       395,000          405,037
United Nations Development Corporation, 6.25%, 7/01/26 .................       450,000          487,062
                                                                                            -----------
                                                                                              3,126,405
                                                                                            -----------
PENNSYLVANIA -- 3.5%
Philadelphia Water and Waste, 6.25%, 8/01/11 ...........................       500,000          573,275
                                                                                            -----------
SOUTH CAROLINA -- 6.1%
Georgetown County Pollution Control (International Paper),
  5.125%, 2/01/12 ......................................................       500,000          493,365
South Carolina Transportation Infrastructure, 5.375%, 10/01/24 .........       500,000          503,395
                                                                                            -----------
                                                                                                996,760
                                                                                            -----------
TEXAS -- 7.6%
Alliance Airport Authority Special Facilities Revenue Bonds
  (American Airlines, Inc. Project), 7.00%, 12/01/11 ...................       250,000          276,677
Bexar County Health Facilities, 5.375%, 11/15/22 .......................       500,000          499,020
Houston Independent School District, 4.75%, 2/15/22 ....................       500,000          458,690
                                                                                            -----------
                                                                                              1,234,387
                                                                                            -----------
VIRGINIA -- 13.4%
Hopewell Industrial Development Authority (Stone Container),
8.25%, 6/01/16 .........................................................     1,600,000        1,667,648
Richmond Metropolitan Authority Expressway, 5.125%, 7/15/16 ............       510,000          518,374
                                                                                            -----------
                                                                                              2,186,022
                                                                                            -----------
TOTAL MUNICIPAL BONDS (Identified Cost $15,356,448) .................................        15,709,776
                                                                                            -----------
SHORT-TERM INVESTMENT -- 2.1%
            American Express Credit Corporation, 4.09%, 7/02/01 (Cost
            $345,000) ...............................................          345,000          345,000
                                                                                            -----------
TOTAL INVESTMENTS -- 98.5% (Identified Cost $15,701,448)(b) .........................        16,054,776
            Cash and Receivables ....................................................           271,832
            Liabilities .............................................................           (31,849)
                                                                                            -----------
TOTAL NET ASSETS -- 100.0% ..........................................................       $16,294,759
                                                                                            ===========
(a) See Note 1A.
(b) Federal Tax Information: At June 30, 2001 the net unrealized appreciation on investments based on cost of $15,701,448 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there is an
      excess of value over tax cost .................................................       $   482,383
    Aggregate gross unrealized depreciation for all investments in which there is an
      excess of tax cost over value .................................................          (129,055)
                                                                                            -----------
Net unrealized appreciation .........................................................       $   353,328
                                                                                            ===========

                See accompanying notes to financial statements.

                          CGM AMERICAN TAX FREE FUND
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001
(unaudited)

ASSETS
  Investments at value (Identified cost -- $15,701,448) ....        $16,054,776
  Cash .....................................................              2,536
  Receivable for:
    Shares of the Fund sold .....................   $     60
    Interest ....................................    269,236            269,296
                                                    --------        -----------
                                                                     16,326,608
                                                                    -----------
LIABILITIES
  Payable for:

    Shares of the Fund
      redeemed ..................................      1,200
    Expense advance from
      adviser ...................................     30,649             31,849
                                                    --------        -----------
NET ASSETS .................................................        $16,294,759
                                                                    ===========

  Net Assets consist of:

    Capital paid-in ........................................        $17,694,245
    Undistributed net investment
      income ...............................................             78,884
    Accumulated net realized loss ..........................         (1,831,698)
    Unrealized appreciation on
      investments -- net ...................................            353,328
                                                                    -----------
NET ASSETS .................................................        $16,294,759
                                                                    ===========

  Shares of beneficial interest outstanding, no par value ..          1,768,784
                                                                    ===========
  Net asset value per share* ...............................              $9.21
                                                                    ===========

* Shares of the Fund are sold and redeemed at net asset value
  ($16,294,759 / 1,768,784).

                See accompanying notes to financial statements.

                          CGM AMERICAN TAX FREE FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2001
(unaudited)

INVESTMENT INCOME
  Income
    Interest ...................................................      $ 471,875
                                                                      ---------
  Expenses
    Management fees ............................................         48,316
    Trustees' fees .............................................          9,260
    Accounting and Administration ..............................          1,800
    Custodian ..................................................         26,400
    Transfer agent .............................................         11,285
    Audit and tax services .....................................          9,750
    Legal ......................................................          1,780
    Printing ...................................................          6,125
    Registration ...............................................          7,115
    Miscellaneous ..............................................            230
                                                                      ---------
                                                                        122,061
    Less expenses assumed by the
      investment adviser .......................................       (122,061)
                                                                      ---------
    Net expenses ...............................................              0
                                                                      ---------
    Net investment income ......................................        471,875
                                                                      ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Realized gain on investments -- net ..........................              0
  Unrealized appreciation -- net ...............................         27,880
                                                                      ---------
  Net gain on investments ......................................         27,880
                                                                      ---------
NET CHANGE IN ASSETS FROM OPERATIONS ...........................      $ 499,755
                                                                      =========

                See accompanying notes to financial statements.

                          CGM AMERICAN TAX FREE FUND
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                   SIX MONTHS
                                                     ENDED
                                                    JUNE 30,       YEAR ENDED
                                                      2001         DECEMBER 31,
                                                  (UNAUDITED)          2000
                                                   ----------      ----------
FROM OPERATIONS
  Net investment income ........................  $   471,875      $   915,337
  Net realized gain (loss) from investments ....            0         (128,097)
  Unrealized appreciation ......................       27,880          841,759
                                                  -----------      -----------
    Change in net assets from operations .......      499,755        1,628,999
                                                  -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ........................     (394,013)        (915,073)
                                                  -----------      -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .................      432,645        1,567,424
  Net asset value of shares issued in connection
    with reinvestment of:
    Dividends from net investment income .......      235,499          571,575
                                                  -----------      -----------
                                                      668,144        2,138,999
  Cost of shares redeemed ......................     (399,365)      (1,931,568)
                                                  -----------      -----------
    Change in net assets derived from capital
      share transactions .......................      268,779          207,431
                                                  -----------      -----------
  Total change in net assets ...................      374,521          921,357

NET ASSETS
  Beginning of period ..........................   15,920,238       14,998,881
                                                  -----------      -----------

  End of period (including undistributed net
    investment income of $78,884 and $1,022,
    respectively) ..............................  $16,294,759      $15,920,238
                                                  ===========      ===========
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...................       46,947          175,853
  Issued in connection with reinvestment of:
    Dividends from net investment income .......       25,637           64,380
                                                  -----------      -----------
                                                       72,584          240,233
    Redeemed ...................................      (43,433)        (218,719)
                                                  -----------      -----------
    Net change .................................       29,151           21,514
                                                  ===========      ===========

                See accompanying notes to financial statements.

                                                 CGM AMERICAN TAX FREE FUND
----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                        SIX MONTHS
                                           ENDED                                 YEAR ENDED DECEMBER 31,
                                       JUNE 30, 2001       ----------------------------------------------------------------
                                        (UNAUDITED)         2000          1999          1998          1997          1996
                                                         ----------    ----------    ----------    ----------    ----------
For a share of the Fund outstanding
  throughout each period:

Net asset value at the beginning
  of period ....................       $ 9.15              $ 8.73        $ 9.77        $ 9.70        $ 9.46        $ 9.77
                                       ------              ------        ------        ------        ------        ------
Net investment income (a) ......         0.27                0.54          0.54          0.55          0.58          0.58
Dividends from net investment
  income .......................        (0.22)              (0.54)        (0.54)        (0.55)        (0.58)        (0.58)
Net realized and unrealized gain
  (loss) on investments ........         0.01                0.42         (1.04)         0.07          0.24         (0.31)
                                       ------              ------        ------        ------        ------        ------
Net increase (decrease) in net
  asset value ..................         0.06                0.42         (1.04)         0.07          0.24         (0.31)
                                       ------              ------        ------        ------        ------        ------
Net asset value at end of period       $ 9.21              $ 9.15        $ 8.73        $ 9.77        $ 9.70        $ 9.46
                                       ======              ======        ======        ======        ======        ======

Total Return (%) (b) ...........          3.1                11.4          (5.3)          6.5           9.0            2.9

Ratios:
Operating expenses to average
  net assets (%) ...............            0*                  0             0             0             0             0
Operating expenses to average
  net assets before waiver (%) .         1.52*                1.56         1.76          1.69          2.04          2.14
Net investment income to average
  net assets (%)                         5.86*                6.10         5.76          5.63          6.11          6.10
Portfolio turnover (%) .........            0*                  20           53            37           140           107

Net assets at end of period (in
  thousands) ($) ...............       16,295               15,920       14,999        17,706        14,443        12,430

(a) Net of fees waived and
    reimbursed amounted to ($) .         0.07                0.14          0.17          0.16          0.19          0.20
(b) The total return would have been lower had the total fees and expenses not been waived or reimbursed during the period.
  * Computed on an annualized basis.


                                       See accompanying notes to financial statements.

                          CGM AMERICAN TAX FREE FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2001
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are six CGM funds (CGM Funds). The Fund commenced operations on November 10, 1993. The primary investment objective of the Fund is to provide high current income exempt from federal income tax. The Fund's secondary investment objective is capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. Interest income is recorded on an accrual basis. Interest income is accrued daily and includes accretion of discount and amortization of premium. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable and tax exempt income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2000, there were capital loss carryovers available to offset future realized gains of $659,836 expiring in the year 2002, $224,953 expiring in 2004, $818,812 expiring in 2007, and $128,097 expiring in 2008.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any income or gain remaining at fiscal year end is distributed in the following year.

E. OTHER -- The Fund has greater than 10% of its net assets at June 30, 2001 invested in New York and Virginia. There are certain risks arising from geographical concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

2. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 2001 there were no purchases or sales of securities other than United States government obligations and short-term investments or of United States government obligations.

3. A. MANAGEMENT FEES -- During the period ended June 30, 2001, the Fund incurred management fees of $48,316 payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors, which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.60% on the first $500 million of the Fund's average daily net assets, 0.55% of the next $500 million and 0.45% of such assets in excess of $1 billion. CGM waived its entire fee for the period ended June 30, 2001. See Note 4. An affiliate of the investment advisor owns 6% of the Fund at June 30, 2001.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the period ended June 30, 2001 these expenses amounted to $1,800 and are shown separately in the financial statements as Accounting and Administration. The entire expense was waived by CGM for the period ended June 30, 2001. See Note 4.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, other than registered investment companies. Each other trustee is compensated by the six CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund is responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the six month period ended June 30, 2001 was $76 per trustee for the Fund.

4. EXPENSE LIMITATION -- Until December 31, 2001, and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to waive its management fee and to assume all expenses of the Fund. For the period ended June 30, 2001, CGM waived its entire management fee of $48,316, the entire Accounting and Administration expense of $1,800 and assumed other Fund expenses of $71,945.

CGM
REALTY FUND

29th Quarterly Report
June 30, 2001

A No-Load Fund

[Logo]  INVESTMENT ADVISER
        CAPITAL GROWTH MANAGEMENT
        Limited Partnership

INVESTMENT ADVISER

        CAPITAL GROWTH MANAGEMENT
        LIMITED PARTNERSHIP
        Boston, Massachusetts 02110

-----------------------------------
TELEPHONE NUMBERS

For information about:
[] Account Procedures and Status

[] Redemptions

[] Exchanges

   Call 800-343-5678

[] New Account Procedures

[] Prospectuses

[] Performance

   Call 800-345-4048

-----------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
-----------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RQR2 01                                                      Printed in U.S.A.

TO OUR SHAREHOLDERS
-------------------------------------------------------------------------------

CGM Realty Fund increased 8.3% during the second quarter of 2001 compared to the National Association of Real Estate Investment Trusts' Equity REIT Index, which grew 11.0% over the same period. For the first six months of the year, CGM Realty Fund returned 2.7% and the NAREIT Equity REIT Index, 11.5%.

One year ago, the U.S. economy led global economies into a slowdown. With the help of the Federal Reserve Board, investors are expecting the U.S. economy also to lead the way to recovery.

The slowdown is most pronounced in capital spending with corporate profits taking the brunt of the weakness. Capital spending on technology in particular has dropped sharply, eroding the profits of telecommunications and technology companies even further. The once-hot tech and telecom sectors are now in recession with no recovery in sight. How much of this damage will spill into other industries remains to be seen. U.S. companies deriving large revenues from abroad are experiencing the same slowing conditions overseas. Despite the reduction in short-term rates, the dollar remains exceptionally strong and is contributing to currency losses, exacerbating an already difficult situation for multinational corporations.

Sounding a more positive note, thus far, consumer spending for housing and autos has held up surprisingly well. The Fed has aggressively reduced short-term interest rates six times in six months in an effort to prod the recovery. And, in a rare occurrence, Congress is not only reducing taxes but also is doing so on a timely basis with refunds to consumers due shortly. Add to the list energy prices which have finally subsided and we believe the outlook for a business recovery in 2002 is encouraging.

The security markets diverged in the first six months of the year: The Dow Jones Industrial Average is down about 2%; the S&P 500 is down about 7%; and the NASDAQ is off about 12%. Yet, despite index declines and lower interest rates, the markets remain expensive from a historical perspective. Still, there are good values emerging in secondary-type securities, and with some hope of economic recovery by year-end, the general market could begin to reflect these prospects.

Despite the technology recession, we believe the outlook is favorable in the REIT industry for most property types and in most geographic locations. We have avoided REITs with properties that are vulnerable to the effects of the contraction in technology and resulting layoffs.

CGM Realty Fund's is 36% invested in office and industrial REITs, 30% invested in apartment REITs, 22% in hotel REITs, and 11% in retail REITs. The Fund's three largest holdings are SL Green Realty Corporation, Charles E. Smith Residential Realty, Inc. and Chelsea Property Group, Inc.


                                     /s/ Robert L. Kemp

                                         Robert L. Kemp
                                         President
July 5, 2001

                                CGM REALTY FUND
-------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2001

                                                           THE FUND'S
                                              CGM           AVERAGE
                                             REALTY          ANNUAL
                                              FUND        TOTAL RETURN
                                            --------     --------------
5 years .................................    +80.7%          +12.6%
1 Year ..................................    +14.8           +14.8
3 Months ................................    + 8.3             --

The Fund's average annual total return since inception (May 13, 1994) through June 30, 2001 is +12.7%. The adviser had limited the Fund's total operating expenses to 1.00% of its average net assets from inception through December 31, 1997. Otherwise, the Fund's total return since inception and for the five-year period ended June 30, 2001 would have been lower.

The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                CGM REALTY FUND
-------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2001
(unaudited)

REAL ESTATE INVESTMENT TRUSTS -- 99.0% OF TOTAL NET ASSETS

                                                      SHARES         VALUE(a)
                                                      ------         --------

APARTMENTS -- 30.1%
  Apartment Investment and Management Company ..       475,000     $ 22,895,000
  Archstone Communities Trust ..................       697,000       17,968,660
  Associated Estates Realty Corporation ........       595,000        5,747,700
  AvalonBay Communities, Inc. ..................        68,000        3,179,000
  Camden Property Trust ........................       140,000        5,138,000
  Charles E. Smith Residential Realty, Inc. ....       540,000       27,081,000
  Colonial Properties Trust ....................       140,000        4,312,000
  Equity Residential Properties Trust ..........       410,000       23,185,500
  Essex Property Trust, Inc. ...................       455,000       22,545,250
  Home Properties New York, Inc. ...............       200,000        6,020,000
                                                                   ------------
                                                                    138,072,110
                                                                   ------------
HOTELS -- 22.2%
  Equity Inns, Inc. ............................       225,000        2,205,000
  FelCor Lodging Trust, Inc. ...................       360,000        8,424,000
  Host Marriott Corporation ....................       540,000        6,760,800
  Lasalle Hotel Properties .....................     1,304,000       23,237,280
  Legacy Hotels Real Estate Units ..............     3,161,500       18,124,045
  MeriStar Hospitality Corporation .............     1,032,000       24,510,000
  RFS Hotel Investors, Inc. ....................     1,195,000       18,869,050
                                                                   ------------
                                                                    102,130,175
                                                                   ------------
OFFICE AND INDUSTRIAL -- 35.8%
  Alexandria Real Estate Equity ................       614,000       24,437,200
  Arden Realty, Inc. ...........................       555,000       14,818,500
  Equity Office Properties Trust ...............       775,000       24,513,250
  Kilroy Realty Corporation ....................       480,000       13,968,000
  Reckson Associates Realty Corporation ........     1,045,000       24,035,000
  SL Green Realty Corporation ..................     1,279,000       38,766,490
  Vornado Realty Trust .........................       610,000       23,814,400
                                                                   ------------
                                                                    164,352,840
                                                                   ------------
RETAIL -- 10.9%
  CBL & Associates Properties, Inc. ............       170,000        5,217,300
  Chelsea Property Group, Inc. .................       560,000       26,264,000
  Glimcher Realty Trust ........................        35,000          626,500
  Pan Pacific Retail Properties, Inc. ..........       395,000       10,270,000
  Simon Property Group, Inc. ...................       210,000        6,293,700
  Taubman Centers, Inc. ........................       100,000        1,400,000
                                                                   ------------
                                                                     50,071,500
                                                                   ------------
  TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified Cost
    $410,600,467) ............................................      454,626,625
                                                                   ------------

                                                       FACE
SHORT-TERM INVESTMENT -- 0.6%                         AMOUNT         VALUE(a)
                                                      ------       ------------
    American Express Credit Corporation, 4.09%,
      7/02/01 (Cost $2,650,000) ................    $2,650,000     $  2,650,000
                                                                   ------------
TOTAL INVESTMENTS -- 99.6% (Identified Cost $413,250,467)(b) .      457,276,625
  Cash, receivables and other assets .........................       19,022,661
  Liabilities ................................................      (17,359,447)
                                                                   ------------
TOTAL NET ASSETS -- 100.0% ...................................     $458,939,839
                                                                   ============

(a) See Note 1A.
(b) Federal Tax Information: At June 30, 2001 the net
    unrealized appreciation on investments based on cost of
    $413,250,467 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments
      in which there is an excess of value over tax cost .....     $ 46,395,944
    Aggregate gross unrealized depreciation for all investments
      in which there is an excess of tax cost over value .....       (2,369,786)
                                                                   ------------
  Net unrealized appreciation ................................     $ 44,026,158
                                                                   ============

                See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001
(unaudited)

ASSETS
  Investments at value (Identified Cost -- $413,250,467) ....      $457,276,625
  Cash ......................................................               211
  Receivable for:
    Securities sold ..........................    $15,801,779
    Shares of the Fund sold ..................        215,973
    Dividends and interest (net of
      withholding tax of $78,139) ............      3,004,698        19,022,450
                                                  -----------      ------------
                                                                    476,299,286
                                                                   ------------
LIABILITIES
  Payable for:
    Securities purchased .....................     11,605,202
    Shares of the Fund redeemed ..............      5,352,421        16,957,623
                                                  -----------
  Accrued expenses:
    Management fees ..........................        314,098
    Trustees' fees ...........................          9,901
    Accounting and Administration ............          5,000
    Transfer Agent fees ......................         35,360
    Other expenses ...........................         37,465           401,824
                                                  -----------      ------------
                                                                     17,359,447
                                                                   ------------
NET ASSETS ..................................................      $458,939,839
                                                                   ============
  Net Assets consist of:
    Capital paid-in .........................................      $474,762,677
    Undistributed net investment income .....................         5,979,505
    Accumulated net realized loss on investments and foreign
      currency -- net .......................................       (65,828,399)
    Unrealized appreciation on investments and foreign
      currency -- net .......................................        44,026,056
                                                                   ------------
NET ASSETS ..................................................      $458,939,839
                                                                   ============

  Shares of beneficial interest outstanding, no par value  ..        33,384,954
                                                                   ============
  Net asset value per share* ................................            $13.75
                                                                   ============

* Shares of the Fund are sold and redeemed at net asset value
  ($458,939,839 / 33,384,954).

                See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2001
(unaudited)

INVESTMENT INCOME
  Income:
    Dividends (net of withholding tax of $155,756) ............     $12,493,268
    Interest ..................................................          98,635
                                                                    -----------
                                                                     12,591,903
                                                                    -----------
  Expenses:
    Management fees ...........................................       1,892,020
    Trustees' fees ............................................          20,334
    Accounting and Administration .............................          30,000
    Custodian .................................................          53,525
    Transfer agent ............................................         132,788
    Audit and tax services ....................................           9,650
    Legal .....................................................          43,079
    Printing ..................................................          19,305
    Registration ..............................................          13,019
    Line of credit commitment fee .............................          10,140
    Miscellaneous .............................................             908
                                                                    -----------
                                                                      2,224,768
                                                                    -----------
  Net investment income .......................................      10,367,135
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS
  Realized gain on investments and foreign currency
    transactions -- net .......................................       6,215,360
  Unrealized depreciation -- net ..............................      (6,700,360)
                                                                    -----------
  Net loss on investments and foreign currency transactions ...        (485,000)
                                                                    -----------

NET CHANGE IN ASSETS FROM OPERATIONS ..........................     $ 9,882,135
                                                                    ===========

                See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                 SIX MONTHS
                                                   ENDED            YEAR ENDED
                                               JUNE 30, 2001       DECEMBER 31,
                                                (UNAUDITED)            2000
FROM OPERATIONS
  Net investment income ....................   $ 10,367,135        $ 19,251,992
  Net realized gain from investments .......      6,215,360          29,839,849
  Unrealized appreciation (depreciation) ...     (6,700,360)         69,097,707
                                               ------------        ------------
    Change in net assets from operations ...      9,882,135         118,189,548
                                               ------------        ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ....................     (4,387,630)        (19,251,992)
  In excess of net investment income .......           --            (7,711,141)
                                               ------------        ------------
                                                 (4,387,630)        (26,963,133)
                                               ------------        ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .............     24,413,721         192,289,543
  Net asset value of shares issued in
    connection with reinvestment of:
    Dividends from net investment income ...      3,694,611          16,682,210
    Distribution in excess of net investment
      income ...............................           --             6,681,848
                                               ------------        ------------
                                                 28,108,332         215,653,601
  Cost of shares redeemed ..................    (74,584,515)       (178,788,074)
                                               ------------        ------------
    Change in net assets derived from
      capital share transactions ...........    (46,476,183)         36,865,527
                                               ------------        ------------
  Total change in net assets ...............    (40,981,678)        128,091,942

NET ASSETS
  Beginning of period ......................    499,921,517         371,829,575
                                               ------------        ------------
  End of period (including undistributed net
    investment income of $5,979,505 and
    $0, respectively) ......................   $458,939,839        $499,921,517
                                               ============        ============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...............      1,878,381          15,884,492
  Issued in connection with reinvestment of:
    Dividends from net investment income ...        289,656           1,286,992
    Distributions in excess of net
      investment income ....................           --               515,489
                                               ------------        ------------
                                                  2,168,037          17,686,973
    Redeemed ...............................     (5,738,318)        (14,284,349)
                                               ------------        ------------
    Net change .............................     (3,570,281)          3,402,624
                                               ============        ============

                See accompanying notes to financial statements.

                                                         CGM REALTY FUND
--------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                               SIX MONTHS
                                                  ENDED                         FOR THE YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2001     ---------------------------------------------------------------
                                               (UNAUDITED)       2000          1999          1998          1997          1996
                                                                ------         ------        ------        ------        ------
For a share of the Fund outstanding
  throughout each period:
Net asset value at the beginning of
  period ................................      $13.53           $11.08         $11.59        $15.60        $14.50        $10.89
                                               ------           ------         ------        ------        ------        ------
Net investment income (a) ...............        0.31             0.52           0.65          0.59          0.64          0.52
Dividends from net investment income            (0.13)           (0.52)         (0.65)        (0.59)        (0.64)        (0.52)
Distributions from net realized gain ....       --               --             --            --            (2.03)        (0.41)
Distributions from tax return of capital        --               --             (0.16)        (0.16)        (0.04)        --
Distributions in excess of net investment
  income ................................       --               (0.21)         --            --            --            (0.12)
                                               ------           ------         ------        ------        ------        ------
Total Distributions .....................       (0.13)           (0.73)         (0.81)        (0.75)        (2.71)        (1.05)
                                               ------           ------         ------        ------        ------        ------
Net realized and unrealized gain (loss)
  on investments ........................        0.04             2.66          (0.35)        (3.85)         3.17          4.14
                                               ------           ------         ------        ------        ------        ------
Net increase (decrease) in net asset
  value .................................        0.22             2.45          (0.51)        (4.01)         1.10          3.61
                                               ------           ------         ------        ------        ------        ------
Net asset value at end of period ........      $13.75           $13.53         $11.08        $11.59        $15.60        $14.50
                                               ======           ======         ======        ======        ======        ======
Total Return (%) ........................         2.7             29.2            2.6         (21.2)         26.7(b)       44.1(b)

Ratios:
Operating expenses to average net assets
  (%) ...................................        1.00*            1.02           1.06          1.04          1.00          1.00
Operating expenses to average net
  assets before expense limitation (%) ..      N/A              N/A             N/A           N/A            1.07          1.25
Net investment income to average net
  assets (%) ............................        4.66*            4.27           5.50          4.35          4.48          4.97
Portfolio turnover (%) ..................         119*              78             49            86           128            57
Net assets at end of period
  (in thousands) ($) ....................     458,940          499,922        371,830       418,901       489,449       161,727

(a) Net of reimbursement which amounted to .    N/A               N/A           N/A           N/A          $ 0.01        $ 0.02
(b) The total return would have been lower had certain expenses not been reduced during the year.
  * Computed on an annualized basis.

                                         See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2001
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are six CGM funds (CGM Funds). The Fund commenced operations on May 13, 1994. The Fund's investment objective is to earn above-average income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on an accrual basis. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2000 there were capital loss carry-overs available to offset future realized gains of $26,347,081 expiring in the year 2006 and $44,792,972 expiring in the year 2007.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

F. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. PURCHASES AND SALE OF SECURITIES -- For the period ended June 30, 2001, purchases and sales of securities other than United States government obligations and short-term investments aggregated $266,091,869 and $306,629,730, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the period ended June 30, 2001, the Fund incurred management fees of $1,892,020, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors, which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund's average daily net assets and 0.75% on amounts in excess of $500 million.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the period ended June 30, 2001 these expenses amounted to $30,000 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). Each other trustee is compensated by the six CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund is responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the six months ended June 30, 2001 was $2,291 per trustee for the Fund.

4. LINE OF CREDIT -- The Fund has a $20,000,000 committed unsecured line of credit with its custodian bank. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.10% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended June 30, 2001.

CGM
FOCUS FUND

15th Quarterly Report
June 30, 2001

A No-Load Fund

[Logo]  Investment Adviser
        CAPITAL GROWTH MANAGEMENT
        Limited Partnership

INVESTMENT ADVISER
        CAPITAL GROWTH MANAGEMENT
        LIMITED PARTNERSHIP
        Boston, Massachusetts 02110

-----------------------------------
TELEPHONE NUMBERS

For information about:
[] Account Procedures and Status

[] Redemptions

[] Exchanges

   Call 800-343-5678

[] New Account Procedures

[] Prospectuses

[] Performance

   Call 800-345-4048

-----------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
-----------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FFQR2 01                                                     Printed in U.S.A.

TO OUR SHAREHOLDERS
-------------------------------------------------------------------------------

CGM Focus Fund increased +19.7% during the second quarter, significantly outperforming the Standard and Poor's 500 Index, which increased +5.9% over the same period. For the first six months of the year, CGM Focus Fund returned +26.0% while the S&P 500 declined -6.7%.

One year ago, the U.S. economy led global economies into a slowdown. With the help of the Federal Reserve Board, investors are expecting the U.S. economy also to lead the way to recovery.

The slowdown is most pronounced in capital spending with corporate profits taking the brunt of the weakness. Capital spending on technology in particular has dropped sharply, eroding the profits of telecommunications and technology companies even further. The once-hot tech and telecom sectors are now in recession with no recovery in sight. How much of this damage will spill into other industries remains to be seen. U.S. companies deriving large revenues from abroad are experiencing the same slowing conditions overseas. Despite the reduction in short-term rates, the dollar remains exceptionally strong and is contributing to currency losses, exacerbating an already difficult situation for multinational corporations.

Sounding a more positive note, thus far, consumer spending for housing and autos has held up surprisingly well. The Fed has aggressively reduced short-term interest rates six times in six months in an effort to prod the recovery. And, in a rare occurrence, Congress is not only reducing taxes but also is doing so on a timely basis with refunds to consumers due shortly. Add to the list energy prices which have finally subsided and we believe the outlook for a business recovery in 2002 is encouraging.

The security markets diverged in the first six months of the year: The Dow Jones Industrial Average is down about 2%; the S& P 500 is down about 7%; and the NASDAQ is off about 12%. Yet, despite index declines and lower interest rates, the markets remain expensive from a historical perspective. Still, there are good values emerging in secondary-type securities, and with some hope of economic recovery by year-end, the general market could begin to reflect these prospects.

CGM Focus Fund is 22.3% invested in securities sold short. The three largest positions are Storage-Networks, Inc., Cisco Systems, Inc. and EMC Corporation. The Fund's three largest holdings excluding short positions are Monaco Coach Corporation, Winnebago Industries, Inc. and Columbia Sportswear Company.

                                            /s/ Robert L. Kemp

                                                Robert L. Kemp
                                                President

July 5, 2001

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2001

                                                                      CGM FOCUS
                                                                        FUND
                                                                      ----------
3 Years ........................................................        +89.4%
1 Year .........................................................        +81.6
3 Months .......................................................        +19.7

The Fund's average annual total return since inception (September 3, 1997) through June 30, 2001 is +20.5%. The adviser has agreed to limit the Fund's total operating expenses to 1.20% of its average net assets through December 31, 2001. Otherwise, the Fund's total return since inception, and for the three year, one-year, and three-month periods ended June 30, 2001, would have been lower.

The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2001
(unaudited)

COMMON STOCKS -- 95.3% OF TOTAL NET ASSETS

                                                       SHARES         VALUE(a)
                                                       ------         --------
BEVERAGES AND TOBACCO -- 5.0%
  Philip Morris Companies, Inc. (b) ............       125,000     $  6,343,750
                                                                   ------------
CONSUMER DURABLES -- 15.1%
  Monaco Coach Corporation (c) .................       230,000        7,636,000
  Thor Industries, Inc. ........................       140,000        4,615,800
  Winnebago Industries, Inc. ...................       225,000        6,918,750
                                                                   ------------
                                                                     19,170,550
                                                                   ------------
FINANCIAL SERVICES -- 4.9%
  AmeriCredit Corporation (c) ..................       120,000        6,234,000
                                                                   ------------
FOOD -- RETAILERS/WHOLESALERS -- 3.5%
  P.F. Chang's China Bistro, Inc. (c) ..........       117,000        4,434,300
                                                                   ------------
HOME BUILDING PRODUCTS -- 4.5%
  American Woodmark Corporation ................       146,500        5,704,710
                                                                   ------------
HOUSING AND BUILDING MATERIALS -- 21.5%
  Beazer Homes USA, Inc. (b)(c) ................        90,000        5,714,100
  Crossmann Communities, Inc. ..................        55,000        2,179,100
  Lennar Corporation ...........................       145,000        6,046,500
  M.D.C. Holdings, Inc. (b) ....................        91,000        3,221,400
  NVR, Inc. (b)(c) .............................        34,000        5,032,000
  Ryland Group, Inc. (b) .......................       100,000        5,060,000
                                                                   ------------
                                                                     27,253,100
                                                                   ------------
LEISURE -- 5.1%
  Gart Sports Company (c) ......................       295,000        6,490,000
                                                                   ------------
MISCELLANEOUS -- 0.3%
  Handleman Company (c) ........................        20,000          335,000
                                                                   ------------
RETAIL -- 9.8%
  BeBe Stores, Inc. (c) ........................       150,000        4,500,000
  Bombay Company, Inc. (c) .....................       550,000        1,485,000
  Chico's FAS, Inc. (c) ........................       218,000        6,485,500
                                                                   ------------
                                                                     12,470,500
                                                                   ------------
SAVINGS AND LOAN/THRIFTS -- 9.1%
  Golden West Financial Corporation ............        86,000        5,524,640
  Washington Mutual, Inc. ......................       162,000        6,083,100
                                                                   ------------
                                                                     11,607,740
                                                                   ------------
TEXTILE AND APPAREL -- 8.1%
  Columbia Sportswear Company (c) ..............       138,000        6,837,900
  OshKosh B'Gosh, Inc. .........................       105,000        3,491,250
                                                                   ------------
                                                                     10,329,150
                                                                   ------------
TRANSPORTATION -- 8.4%
  Arkansas Best Corporation (b)(c) .............       255,000        5,885,400
  Roadway Corporation ..........................       200,000        4,754,000
                                                                   ------------
                                                                     10,639,400
                                                                   ------------
TOTAL COMMON STOCKS (Identified Cost $101,276,231) ...........      121,012,200
                                                                   ------------

SHORT-TERM INVESTMENT -- 1.4%
                                                       FACE
                                                      AMOUNT
                                                      ------

  American Express Credit Corporation, 4.09%,
    7/02/01 (Cost $1,775,000) ..................    $1,775,000        1,775,000
                                                                   ------------
TOTAL INVESTMENTS -- 96.7% (Identified Cost $103,051,231) (d)       122,787,200
  Cash, receivables and other assets .........................       35,746,935
  Liabilities ................................................      (31,495,459)
                                                                   ------------
TOTAL NET ASSETS -- 100.0% ...................................     $127,038,676
                                                                   ============

SECURITIES SOLD SHORT -- 22.3% (PROCEEDS $29,647,056)

                                                       SHARES
                                                       ------
  Aether Systems, Inc. .........................       250,000     $  2,015,000
  Cisco Systems, Inc. ..........................       300,000        5,805,000
  EMC Corporation ..............................       170,000        4,938,500
  Exodus Communications, Inc. ..................       900,000        1,818,000
  Global Crossing Ltd. .........................       300,000        2,592,000
  Level 3 Communications, Inc. .................       720,000        3,880,800
  StorageNetworks, Inc. ........................       350,000        5,936,000
  XO Communications, Inc. ......................       650,000        1,293,500
                                                                   ------------
                                                                   $ 28,278,800
                                                                   ------------

(a) See Note 1A.
(b) A portion of this security has been segregated as collateral in connection with short sale investments (See Note 1F).
(c) Non-income producing security.
(d) Federal Tax Information: At June 30, 2001 the net
    unrealized appreciation on investments based on cost of
    $103,051,231 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments
      in which there is an excess of value over tax cost .......   $ 20,127,980
    Aggregate gross unrealized depreciation for all investments
      in which there is an excess of tax cost over value .....         (392,011)
                                                                   ------------
    Net unrealized appreciation ..............................     $ 19,735,969
                                                                   ============

                See accompanying notes to financial statements.

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001
(unaudited)

ASSETS
  Investments at value (Identified cost -- $103,051,231) .....     $122,787,200
  Cash .......................................................              731
  Restricted cash ............................................       32,416,396
  Receivable for:
    Securities sold .........................     $  1,568,491
    Shares of the Fund sold .................        1,644,551
    Dividends and interest ..................           95,482        3,308,524
                                                  ------------
  Unamortized organizational expenses ........................           21,284
                                                                   ------------
                                                                    158,534,135
                                                                   ------------
LIABILITIES
  Securities sold short at current market
    value (Proceeds $29,647,056) ............       28,278,800
 Payable for:
  Securities purchased ......................        2,483,542
  Shares of the Fund redeemed ...............          596,869       31,359,211
                                                                   ------------
  Accrued expenses:
    Management fees .........................           75,466
    Trustees' fees ..........................            4,895
    Accounting and Administrative fees ......            1,084
    Transfer Agent fees .....................           12,555
    Other expenses ..........................           42,248          136,248
                                                  ------------     ------------
                                                                     31,495,459
                                                                   ------------
NET ASSETS ...................................................     $127,038,676
                                                                   ============
  Net Assets consist of:
    Capital paid-in ..........................................     $ 91,892,502
    Undistributed net investment income ......................          584,950
    Accumulated net realized gain ............................       13,456,999
    Unrealized appreciation on investments -- net ............       21,104,225
                                                                   ------------
NET ASSETS ...................................................     $127,038,676
                                                                   ============
 Shares of beneficial interest outstanding, no par value .....        6,383,079
                                                                   ============
 Net asset value per share* ..................................           $19.90
                                                                   ============

* Shares of the Fund are sold and redeemed at net asset value ($127,038,676 / 6,383,079).

                See accompanying notes to financial statements.

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2001
(unaudited)

INVESTMENT INCOME
  Income
    Dividends (net of withholding tax of $28,301) .............     $   378,359
    Interest ..................................................         709,440
                                                                    -----------
                                                                      1,087,799
                                                                    -----------
  Expenses
    Management fees ...........................................         417,374
    Trustees' fees ............................................          10,325
    Accounting and Administration .............................           6,500
    Custodian .................................................          39,200
    Transfer agent ............................................          69,300
    Audit and tax services ....................................          16,500
    Legal .....................................................           8,000
    Printing ..................................................          12,300
    Registration ..............................................           9,850
    Amortization of organization expense ......................           9,003
    Line of credit commitment fee .............................          11,850
    Dividend expense on short sales ...........................           2,000
    Miscellaneous .............................................             315
                                                                    -----------
                                                                        612,517
  Less expenses assumed by the investment adviser .............        (109,668)
                                                                    -----------
  Net expenses ................................................         502,849
                                                                    -----------
  Net investment income .......................................         584,950
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Realized gain on investments -- net .........................      24,053,130
  Unrealized depreciation -- net ..............................      (3,471,216)
                                                                    -----------
  Net gain on investments .....................................      20,581,914
                                                                    -----------

NET CHANGE IN ASSETS FROM OPERATIONS ..........................     $21,166,864
                                                                    ===========

                See accompanying notes to financial statements.

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                SIX MONTHS
                                                   ENDED           YEAR ENDED
                                               JUNE 30, 2001      DECEMBER 31,
                                                (UNAUDITED)           2000
                                               -------------      ------------
FROM OPERATIONS
  Net investment income ....................   $    584,950        $  1,715,091
  Net realized gain from investments .......     24,053,130          12,407,121
  Unrealized appreciation (depreciation) ...     (3,471,216)         11,703,693
                                               ------------        ------------
    Change in net assets from operations ...     21,166,864          25,825,905
                                               ------------        ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ....................           --            (1,732,894)
                                               ------------        ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .............     53,092,436          12,786,325
  Net asset value of shares issued in
    connection with reinvestment of:
    Dividends from net investment income ...           --             1,625,996
                                               ------------        ------------
                                                 53,092,436          14,412,321
  Cost of shares redeemed ..................    (26,109,807)        (28,491,931)
                                               ------------        ------------
    Change in net assets derived from
      capital share transactions ...........     26,982,629         (14,079,610)
                                               ------------        ------------
  Total change in net assets ...............     48,149,493          10,013,401

NET ASSETS
  Beginning of period ......................     78,889,183          68,875,782
                                               ------------        ------------
  End of period (including undistributed net
    investment income of $584,950 and $0,
    respectively) ..........................   $127,038,676        $ 78,889,183
                                               ============        ============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...............      3,039,111             976,447
  Issued in connection with reinvestment of:
    Dividends from net investment income ...           --               103,775
                                               ------------        ------------
                                                  3,039,111           1,080,222
  Redeemed .................................     (1,649,430)         (2,647,526)
                                               ------------        ------------
  Net change ...............................      1,389,681          (1,567,304)
                                               ============        ============

                See accompanying notes to financial statements.

                                                        CGM FOCUS FUND
-----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                                                                               FOR THE PERIOD
                                                                                                                SEPTEMBER 3,
                                          SIX MONTHS                                                               1997(a)
                                             ENDED                     YEAR ENDED DECEMBER 31,                    THROUGH
                                         JUNE 30, 2001     -----------------------------------------------      DECEMBER 31,
                                          (UNAUDITED)         2000               1999              1998             1997
                                        ---------------    ----------         ----------        ----------        --------
For a share of the Fund outstanding
  throughout the period:

Net asset value at the beginning of
  period ...........................      $15.80               $10.50             $ 9.71            $ 9.38           $10.00
                                          ------               ------             ------            ------           ------
Net investment income (loss) (b) ...        0.09                 0.36               0.03             (0.07)(c)        (0.02)(c)
Dividends from net investment income         --                 (0.36)             (0.03)              --               --
Net realized and unrealized gain
  (loss) on investments ............        4.01                 5.30               0.79              0.40(d)         (0.60)
                                          ------               ------             ------            ------           ------
Net increase (decrease) in net asset
  value ............................        4.10                 5.30               0.79              0.33            (0.62)
                                          ------               ------             ------            ------           ------
Net asset value at end of period ...      $19.90               $15.80             $10.50            $ 9.71           $ 9.38
                                          ======               ======             ======            ======           ======

Total Return (%) (e) ...............        26.0                 53.9                8.5               3.5            (6.20)(f)

Ratios:
Operating expenses to average net
  assets (%) .......................        1.20(g)(h)           1.21(h)            1.21(h)           1.20             1.20(g)
Operating expenses to average net
  assets before expense limitation (%)      1.47(g)              1.65               1.55              1.40             1.63(g)
Net investment income (loss) to
  average net assets (%) ...........        1.40(g)              3.02               0.23             (0.65)           (0.83)(g)
Portfolio turnover (%) .............         393(g)               551                288               340              330(g)

Net assets at end of period
  (in thousands) ($) ...............     127,039               78,889             68,876           110,324           98,786

(a) Commencement of operations.
(b) Net of reimbursement which
    amounted to ($) ................        0.02                 0.05               0.04              0.02             0.01
(c) Per share net investment loss does not reflect the period's reclassification of permanent differences between book and tax basis net investment loss. See note 1D.
(d) The amount shown for a share outstanding does not correspond with the aggregate net gain/(loss) on investments for the period ended December 31, 1998, due to the timing of purchases and redemptions of fund shares in relation to fluctuating market values of the investments of the Fund.
(e) The total return would have been lower had certain expenses not been reduced during the period.
(f) Not computed on an annualized basis.
(g) Computed on an annualized basis.
(h) Includes the dividend expense on short sales which are excluded from the voluntary expense limitation of 1.20%. See note 4.

                                         See accompanying notes to financial statements.

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2001
(unaudited)

1. The Fund is a non-diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are six CGM funds (CGM Funds). The Fund's investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a core position of equity securities. In addition, should the investment outlook of the Fund's investment manager so warrant, the Fund may engage in a variety of investment techniques designed to capitalize on declines in the price of specific equity securities of one or more companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securites which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on an accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2000 there were capital loss carryovers available to offset future realized gains of $7,699,362 expiring in the year 2006, and $1,052,753 expiring in the year 2007.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. ORGANIZATION EXPENSE -- Costs incurred in 1997 in connection with the Fund's organization and registration amounting to $90,771 were paid by the Fund. These costs are being amortized over 60 months beginning September 3, 1997.

F. SHORT SALES -- The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. At June 30, 2001 the market value of securities and cash segregated to cover short positions was $22,236,550 and $32,416,396, respectively. Securities sold short at June 30, 2001 and their related market values are set forth in the schedule of investments.

G. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 2001, purchases and sales of securities other than United States government obligations and short-term investments aggregated $206,907,781 and $157,095,843, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the period ended June 30, 2001, the Fund incurred management fees of $417,374, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors, which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.90% on amounts in excess of $1 billion. CGM waived a portion of its fee. See
        Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the period ended June 30, 2001 these expenses amounted to $6,500 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the six CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund is responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets on the CGM Funds, which for the six month period ended June 30, 2001 was $290 per trustee for the Fund.

4. EXPENSE LIMITATION -- Until December 31, 2001 and, thereafter until further notice to the Fund, CGM has voluntarily agreed to reduce its management fee and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 1.20% of average daily net assets exclusive of any dividend expense incurred on short sales. As a result of the Fund's expenses exceeding the voluntary expense limitation, for the period ended June 30, 2001, CGM waived $109,668 of its management fee. The Fund incurred operating expenses of $500,849, representing 1.20% of the average daily net assets.

5. LINE OF CREDIT -- The Fund has a $18,700,000 committed, secured line of credit with its custodian bank. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.125% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended
June 30, 2001.